IFRS 18 Presentation and Disclosure in Financial Statements (Tables)	12 Months Ended
Dec. 31, 2025
IFRS 18 Presentation and Disclosure in Financial Statements
Schedule of Statement of Profit and Loss - Illustrative under IFRS 18

Reconciliation of the Consolidated Statement of Profit or Loss – Illustrative under IFRS 18 for the year ended 31 December 2025

	Existing		Adjusted for
	IAS 1	Transition	IFRS 18
	2025	adjustments	2025
IAS 1 presentation	$m	$m	$m	Expected IFRS 18 presentation
– Product Sales	55,573	–	55,573	– Product Sales
– Alliance Revenue	3,067	–	3,067	– Alliance Revenue
Product Revenue	58,640	–	58,640	Product Revenue
Collaboration Revenue	99	–	99	Collaboration Revenue
Total Revenue	58,739	–	58,739	Total Revenue
Cost of sales	(10,633)	9	(10,624)	Cost of sales
Gross profit	48,106	9	48,115	Gross profit
Distribution expense	(579)	–	(579)	Distribution expense
Research and development expense	(14,232)	–	(14,232)	Research and development expense
		(12,529)	(12,529)	Selling and marketing expense
Selling, general and administrative expense	(19,933)	12,529	(7,404)	General and administrative expense
Other operating income and expense	381	13	394	Other operating income and expense
Operating profit	13,743	22	13,765	Operating profit
		343	343	Investing income
		(7)	(7)	Share of after tax losses in associates and joint ventures
		14,101	14,101	Profit before financing and income tax
Finance income	360	(360)
Finance expense	(1,694)	(5)	(1,699)	Finance expense
Share of after tax losses in associates and joint ventures	(7)	7
Profit before tax	12,402	–	12,402	Profit before tax
Taxation	(2,169)	–	(2,169)	Taxation
Profit for the period	10,233	–	10,233	Profit for the period

Schedule of operating expenses split by nature under the requirements of IFRS 18

			Net impairment	Employee	Net inventory
	Depreciation	Amortisation	charges	benefits	write-downs
	$m	$m	$m	$m	$m
Total amount related to:
Cost of sales	404	86	3	1,633	314
Distribution expense	6	–	–	43	–
Research and development expense	456	47	214	4,879	–
Selling and marketing expense	210	9	–	6,346	–
General and administrative expense	205	4,064	26	1,759	–
Other operating income and expense	2	1	–	78	–
Total amount relating to operating category	1,283	4,207	243	14,738	314

Schedule of Expected Reported (IFRS 18) results to Expected Core (IFRS 18)

	2025
	Expected		Intangible		2025
	Reported	Restructuring	amortisation		Expected Core
	(IFRS 18)	costs	and impairments	Other	(IFRS 18)
	$m	$m	$m	$m	$m
Gross profit	48,115	(138)	32	30	48,039
Income tax[1]		18	(3)	(5)
Profit attributable to non-controlling interests		–	–	–
Distribution expense	(579)	–	–	–	(579)
Research and development expense	(14,232)	171	236	3	(13,822)
Selling and marketing expense	(12,529)	40	–	1	(12,488)
General and administrative expense	(7,404)	169	4,059	130	(3,046)
Other operating income and expense	394	(5)	–	7	396
Operating profit	13,765	237	4,327	171	18,500
Income tax[1]		(68)	(825)	(58)
Profit attributable to non-controlling interests		–	–	–
Net investing	336	–	–	–	336
Profit before financing and income tax	14,101	237	4,327	171	18,836
Finance expense	(1,699)	–	–	242	(1,457)
Taxation	(2,169)	(68)	(825)	(108)	(3,170)
Profit for the period	10,233	169	3,502	305	14,209
Profit attributable to non-controlling interests	(8)	–	–	–	(8)
Profit attributable to owners of the Parent	10,225	169	3,502	305	14,201
Income tax[1]		(68)	(825)	(108)
Profit attributable to non-controlling interests		–	–	–

Basic earnings per $0.25 Ordinary Share	$6.60	$0.11	$2.26	$0.19	$9.16

1	The income tax effect for each adjusting item is calculated at the statutory tax rate applicable to that item in the relevant jurisdiction.